Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	3,333,333	3,333,333	3,333,333
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in shares)	18,724,596	18,724,596	14,402,025
Common stock, shares outstanding (in shares)	18,724,596	18,724,596	14,402,025